Share Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands			12 Months Ended
	May 29, 2014 shares	Jul. 16, 2010 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Oct. 30, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, fair value of shares exercised during the period | ¥				¥ 926		¥ 3,391		¥ 5,240
Aggregate intrinsic value of options exercise | $			$ 306,000		$ 1,906,000		$ 15,519,000
Share based compensation expense			7,244,000	47,129		118,729		190,027
Dermot Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense			$ 884,000	¥ 5,752		¥ 10,871		¥ 8,439
Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, RSUs granted			611,111	611,111	1,059,668	1,059,668	952,178	952,178
Performance Based Awards | Option One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance review period			1 year	1 year
Performance Based Awards | Option Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance review period			4 years	4 years
Share-settled bonuses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, RSUs granted			469,149	469,149
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, RSUs granted			1,080,260	1,080,260
Aggregate fair value, unvested			$ 12,105,000						¥ 78,759
Weighted-average grant-date fair value | $ / shares			$ 6.31		$ 8.85		$ 18.27
Total fair value vested | $			$ 18,238,000		$ 14,849,000		$ 22,801,000
Unrecognized share-based compensation cost			$ 10,281,000						¥ 66,891
Unrecognized compensation costs, weighted-average recognition period			1 year 8 months 12 days	1 year 8 months 12 days
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option expiry period		10 years
Share based compensation, option outstanding			1,699,186		2,031,940	2,031,940			1,699,186
Share based compensation, aggregate intrinsic value			$ 1,432,000						¥ 9,317
Share based compensation, fair value of option outstanding at grant date			$ 2,365,000						¥ 15,387
Share based compensation, weighted average grant-date fair value of option | $ / shares			$ 0		$ 2		$ 0
Share based compensation, fair value of shares exercised during the period | $			$ 39,000		$ 0		$ 3,111,000
2010 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, maximum aggregate number of ordinary shares to be issued		39,272,595
Share based compensation, option vesting period		4 years
2010 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option vesting period		3 years
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option expiry period	10 years
2014 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, maximum aggregate number of ordinary shares to be issued	20,461,380									39,606,817
Share based compensation, option vesting period	4 years
Share based compensation arrangement by share based payment award maximum annual plan percentage increase to number of shares available for grant	15.00%
2014 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, option vesting period	3 years